Document and Entity Information	Nov. 05, 2026
Cover [Abstract]
Entity Registrant Name	AKAMAI TECHNOLOGIES INC
Amendment Flag	false
Entity Central Index Key	0001086222
Document Type	8-K
Document Period End Date	Nov. 05, 2026
Entity Incorporation State Country Code	DE
Entity File Number	000-27275
Entity Tax Identification Number	04-3432319
Entity Address, Address Line One	145 Broadway
Entity Address, City or Town	Cambridge
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02142
City Area Code	(617)
Local Phone Number	444-3000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	AKAM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false